Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities - As Restated [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities [Line Items]
Balance	$ 465	$ 1,049	$ 2,667
Revaluation during the year	2,172	(584)	(1,618)
Balance	2,637	465	1,049
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of changes in financial liabilities from finance activities [Line Items]
Balance	465	1,049	2,667
Revaluation during the year	2,172	(584)	(1,618)
Balance	$ 2,637	$ 465	$ 1,049